Employee benefits liabilities - narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) year	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of defined benefit plans [line items]
Defined benefit plan cost	€ 1,518		€ 1,472	€ 1,372
Gains (losses) arising from settlements	92
Net defined benefit liability (asset)	6,996		7,590
Obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	25,802		28,794
Pension benefits
Disclosure of defined benefit plans [line items]
Discretionary credit balance	2,500
Employer contributions	756		141
Estimate of contributions expected to be paid to plan for next annual reporting period	508
Payments in respect of settlements	0		0
Gains (losses) arising from settlements	(12)		(1)	29
Payments from plan, net defined benefit liability (asset)	12		16
Net defined benefit liability (asset)	€ 3,961		€ 4,324	4,668
Discount rate	4.30%		3.70%
Pension benefits | Obligation
Disclosure of defined benefit plans [line items]
Employer contributions	€ 0		€ 0
Payments in respect of settlements	1,187		563
Payments from plan, net defined benefit liability (asset)	1,568		1,751
Net defined benefit liability (asset)	22,767		25,528	28,065
Health care and life insurance plans | Obligation
Disclosure of defined benefit plans [line items]
Payments from plan, net defined benefit liability (asset)	128		137
Net defined benefit liability (asset)	€ 2,216		€ 2,279	2,466
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Discount rate	1.40%		1.20%
Other post-employment benefits | Obligation
Disclosure of defined benefit plans [line items]
Payments from plan, net defined benefit liability (asset)	€ 50		€ 48
Net defined benefit liability (asset)	819		987	987
United States And Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Employer contributions	724		€ 124	445
Estimate of contributions expected to be paid to plan for next annual reporting period	479
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period	438
Estimate of minimum funding contributions expected to be paid to plan in next annual reporting period	€ 41
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	11	11
Discount rate	4.40%		3.80%
U.S. | Pension benefits | Obligation
Disclosure of defined benefit plans [line items]
Payments from plan, net defined benefit liability (asset)				€ 214
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	12	12
Health care cost trend rate assumed for next annual reporting period	6.40%		6.80%
Weighted average ultimate healthcare cost trend rate	4.40%		4.50%
Discount rate	4.40%		3.90%
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	13	13
Discount rate	3.80%		3.50%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	16	16
Health care cost trend rate assumed for next annual reporting period	4.40%		4.80%
Weighted average ultimate healthcare cost trend rate	4.00%		4.50%
Discount rate	3.80%		3.60%
United Kingdom | Pension benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	20	20
Discount rate	2.80%		2.70%
United States [Member] | Pension benefits
Disclosure of defined benefit plans [line items]
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period	€ 670	$ 800
Italy | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	664
Italy | Other post-employment benefits | Obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)			€ 752
NAFTA | Obligation
Disclosure of defined benefit plans [line items]
Refund of excess assets from settlement of supplemental retirement benefit plan	22
NAFTA | Pension benefits
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements	(78)
Annuity buyout [Member] | Pension benefits | Obligation
Disclosure of defined benefit plans [line items]
Payments in respect of settlements	€ 841		€ 563